Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000126248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000		$ 5,968,655	$ 6,829,676	$ 6,509,066	$ 4,939,554	$ 9,129,623	$ 8,845,500	$ 9,533,353	$ 11,079,216	$ 11,700,525	$ 13,742,444
C000177425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R5 Shares)
Accumulated Value	10,000		11,925	13,633	12,981	9,842	18,169	17,587	18,934	21,982	23,193	27,213
C000177424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R4 Shares)
Accumulated Value	10,000		11,907	13,590	12,920	9,781	18,028	17,427	18,733	21,715	22,877	26,804
C000177423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R3 Shares)
Accumulated Value	10,000		11,878	13,524	12,825	9,686	17,807	17,169	18,410	21,289	22,372	26,148
C000126247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class R2 Shares)
Accumulated Value	10,000		11,850	13,458	12,732	9,590	17,589	16,916	18,094	20,871	21,875	25,503
C000011783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class L Shares)
Accumulated Value	3,000,000		3,577,635	4,089,760	3,893,711	2,952,241	5,450,072	5,275,549	5,680,165	6,594,790	6,957,108	8,163,796
C000126246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class I Shares)
Accumulated Value	1,000,000		1,190,675	1,359,158	1,292,175	978,077	1,803,157	1,743,250	1,875,132	2,175,187	2,292,796	2,687,942
C000011786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class C Shares)
Accumulated Value	10,000		11,817	13,388	12,635	9,492	17,368	16,666	17,791	20,484	21,537	25,187
C000011784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Undiscovered Managers Behavioral Value Fund (Class A Shares)
Accumulated Value	9,475		11,256	12,815	12,154	9,178	16,875	16,274	17,460	20,204	21,243	24,843
Russell 3000 C000126248 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,925,478	6,801,152	7,412,064	7,896,036	11,383,277	9,805,132	11,663,562	14,360,766	16,557,359	20,336,331
Russell 3000 C000011783 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,555,287	4,080,691	4,447,238	4,737,621	6,829,966	5,883,079	6,998,137	8,616,460	9,934,415	12,201,799
Russell 3000 C000126246 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,185,096	1,360,230	1,482,413	1,579,207	2,276,655	1,961,026	2,332,712	2,872,153	3,311,472	4,067,266
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,722	33,115	40,673
Russell 2000 Value C000126248 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,242,850	7,060,619	6,620,359	5,463,317	9,466,819	7,925,573	8,401,709	9,317,137	9,832,874	14,061,594
Russell 2000 Value C000011783 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,745,710	4,236,371	3,972,215	3,277,990	5,680,091	4,755,344	5,041,025	5,590,282	5,899,724	8,436,956
Russell 2000 Value C000126246 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,248,570	1,412,124	1,324,072	1,092,663	1,893,364	1,585,115	1,680,342	1,863,427	1,966,575	2,812,319
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	$ 10,000		$ 12,486	$ 14,121	$ 13,241	$ 10,927	$ 18,934	$ 15,851	$ 16,803	$ 18,634	$ 19,666	$ 28,123